First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments
January 31, 2025 (Unaudited)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 22.8%
	Automobiles – 0.7%
80,951	Ford Motor Co. (a)	6.20%	06/01/59	$1,883,730
147,064	Ford Motor Co. (a)	6.00%	12/01/59	3,350,118
129,425	Ford Motor Co. (b)	6.50%	08/15/62	3,160,558
				8,394,406
	Banks – 0.9%
168,055	Bank of America Corp., Series KK (a)	5.38%	(c)	3,878,709
63,404	JPMorgan Chase & Co., Series LL	4.63%	(c)	1,278,859
83,484	Pinnacle Financial Partners, Inc., Series B (a)	6.75%	(c)	2,084,596
1,948	Truist Financial Corp., Series R	4.75%	(c)	40,031
31,006	US Bancorp, Series K (a)	5.50%	(c)	734,222
63,891	Wells Fargo & Co., Series Z	4.75%	(c)	1,291,876
33,549	Wintrust Financial Corp., Series E (a) (d)	6.88%	(c)	842,751
				10,151,044
	Capital Markets – 3.6%
108,729	Affiliated Managers Group, Inc. (a)	5.88%	03/30/59	2,519,251
29,434	Affiliated Managers Group, Inc.	4.75%	09/30/60	549,239
152,344	Affiliated Managers Group, Inc.	4.20%	09/30/61	2,474,067
344,626	Affiliated Managers Group, Inc. (a)	6.75%	03/30/64	8,574,295
82,679	Brookfield Oaktree Holdings, LLC, Series A (a)	6.63%	(c)	1,821,418
65,634	Brookfield Oaktree Holdings, LLC, Series B (a)	6.55%	(c)	1,443,666
478,205	Carlyle Finance LLC (a)	4.63%	05/15/61	8,827,664
23,528	DigitalBridge Group, Inc., Series I (a)	7.15%	(c)	568,201
1,939	DigitalBridge Group, Inc., Series J	7.13%	(c)	46,594
208,492	KKR Group Finance Co., IX LLC	4.63%	04/01/61	3,969,688
113,403	Morgan Stanley, Series Q (a)	6.63%	(c)	2,948,478
325,578	TPG Operating Group II, L.P. (a)	6.95%	03/15/64	8,207,821
				41,950,382
	Consumer Finance – 0.0%
19,290	Capital One Financial Corp., Series I	5.00%	(c)	387,150
	Diversified REITs – 0.2%
100,213	Global Net Lease, Inc., Series A (b)	7.25%	(c)	2,232,746
	Diversified Telecommunication Services – 0.2%
129,975	AT&T, Inc., Series C (a)	4.75%	(c)	2,505,918
	Electric Utilities – 1.7%
79,039	SCE Trust IV, Series J (a) (d)	5.38%	(c)	1,782,330
62,313	SCE Trust V, Series K (a) (d)	5.45%	(c)	1,448,154
36,277	SCE Trust VI	5.00%	(c)	625,416
410,734	SCE Trust VII, Series M (a)	7.50%	(c)	9,582,424
176,540	SCE Trust VIII, Series N (a)	6.95%	(c)	3,956,261
118,262	Southern (The) Co. (a)	6.50%	03/15/85	3,120,934
				20,515,519
	Financial Services – 2.0%
564,820	Corebridge Financial, Inc. (b)	6.38%	12/15/64	13,917,165
434,392	Equitable Holdings, Inc., Series A (a)	5.25%	(c)	9,300,333
33,600	Voya Financial, Inc., Series B (d)	5.35%	(c)	811,776
				24,029,274
	Food Products – 0.1%
23,179	CHS, Inc., Series 3 (a)	6.75%	(c)	577,157

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Independent Power & Renewable Electricity Producers – 0.6%
245,850	Brookfield BRP Holdings Canada, Inc.	4.63%	(c)	$3,877,054
161,321	Brookfield Renewable Partners, L.P., Series 17 (a)	5.25%	(c)	3,192,543
				7,069,597
	Insurance – 8.2%
523,607	AEGON Funding Co., LLC (a)	5.10%	12/15/49	10,786,304
205,120	American National Group, Inc. (a)	7.38%	(c)	5,343,376
126,357	American National Group, Inc., Series B (a) (d)	6.63%	(c)	3,187,987
193,648	AmTrust Financial Services, Inc.	7.25%	06/15/55	3,079,003
210,480	AmTrust Financial Services, Inc.	7.50%	09/15/55	3,486,601
130,097	Arch Capital Group Ltd., Series G (a)	4.55%	(c)	2,423,707
12,210	Argo Group International Holdings, Inc. (d)	7.00%	(c)	307,081
65,878	Aspen Insurance Holdings Ltd. (a)	5.63%	(c)	1,350,499
346,650	Aspen Insurance Holdings Ltd. (a)	5.63%	(c)	6,905,268
402,357	Athene Holding Ltd. (a) (d)	7.25%	03/30/64	10,175,609
85,163	Athene Holding Ltd., Series A (a) (d)	6.35%	(c)	2,094,158
466,023	Athene Holding Ltd., Series E (a) (d)	7.75%	(c)	12,149,220
131,509	CNO Financial Group, Inc. (b)	5.13%	11/25/60	2,589,412
405,391	F&G Annuities & Life, Inc. (a)	7.95%	12/15/53	10,673,945
662,807	F&G Annuities & Life, Inc.	7.30%	01/15/65	16,537,035
1,306	Metlife, Inc., Series F	4.75%	(c)	27,400
193,528	Phoenix (The) Cos., Inc.	7.45%	01/15/32	3,618,974
92,716	RenaissanceRe Holdings Ltd., Series G	4.20%	(c)	1,540,013
				96,275,592
	Multi-Utilities – 1.1%
109,090	Algonquin Power & Utilities Corp., Series 19-A, 3 Mo. CME Term SOFR + CSA + 4.01% (a) (b) (e)	8.86%	07/01/79	2,759,977
195,763	Brookfield Infrastructure Finance ULC	5.00%	05/24/81	3,603,997
81,694	Brookfield Infrastructure Partners, L.P., Series 13	5.13%	(c)	1,480,295
122,710	CMS Energy Corp. (a)	5.88%	03/01/79	2,925,406
114,812	Sempra (a)	5.75%	07/01/79	2,693,490
				13,463,165
	Real Estate Management & Development – 0.8%
299,424	Brookfield Property Partners, L.P., Series A	5.75%	(c)	4,212,896
352,743	Brookfield Property Partners, L.P., Series A2	6.38%	(c)	5,188,849
				9,401,745
	Specialized REITs – 0.0%
17,466	National Storage Affiliates Trust, Series A (a)	6.00%	(c)	395,430
	Wireless Telecommunication Services – 2.7%
179,788	United States Cellular Corp. (a)	6.25%	09/01/69	4,298,731
608,889	United States Cellular Corp. (a) (b)	5.50%	03/01/70	13,486,891
637,768	United States Cellular Corp. (a) (b)	5.50%	06/01/70	14,190,338
				31,975,960
	Total $25 Par Preferred Securities			269,325,085
	(Cost $290,558,361)
$1,000 PAR PREFERRED SECURITIES – 3.8%
	Banks – 3.8%
10,096	Bank of America Corp., Series L	7.25%	(c)	12,357,504

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$1,000 PAR PREFERRED SECURITIES (Continued)
	Banks (Continued)
26,803	Wells Fargo & Co., Series L	7.50%	(c)	$31,866,087
	Total $1,000 Par Preferred Securities			44,223,591
	(Cost $49,036,875)
$1,000,000 PAR PREFERRED SECURITIES – 1.1%
	Mortgage REITs – 1.1%
12	FT Real Estate Securities Co., Inc. (f) (g) (h)	9.50%	(c)	12,720,000
	(Cost $15,990,000)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 122.8%
	Banks – 64.8%
$4,000,000	Banco Bilbao Vizcaya Argentaria S.A. (d) (i)	7.75%	(c)	4,009,842
7,900,000	Banco Bilbao Vizcaya Argentaria S.A. (d) (i)	9.38%	(c)	8,635,577
3,300,000	Banco de Credito e Inversiones S.A. (d) (i) (j)	8.75%	(c)	3,465,657
2,000,000	Banco de Credito e Inversiones S.A. (d) (i) (k)	8.75%	(c)	2,100,398
5,700,000	Banco Mercantil del Norte S.A. (d) (i) (j)	7.50%	(c)	5,514,832
8,000,000	Banco Mercantil del Norte S.A. (d) (i) (j)	7.63%	(c)	7,895,515
7,400,000	Banco Mercantil del Norte S.A. (d) (i) (j)	8.38%	(c)	7,425,581
5,400,000	Banco Mercantil del Norte S.A. (d) (i) (j)	8.75%	(c)	5,378,482
10,800,000	Banco Santander S.A. (d) (i)	4.75%	(c)	10,370,208
26,800,000	Banco Santander S.A. (a) (d) (i)	9.63%	(c)	29,605,049
13,200,000	Banco Santander S.A. (a) (d) (i)	9.63%	(c)	15,221,092
29,385,000	Bank of America Corp., Series TT (a) (d)	6.13%	(c)	29,785,429
21,040,000	Bank of Montreal (a) (d)	7.70%	05/26/84	21,832,990
16,100,000	Bank of Montreal (a) (d)	7.30%	11/26/84	16,421,066
16,920,000	Bank of Nova Scotia (The) (d)	8.63%	10/27/82	17,883,271
19,466,000	Bank of Nova Scotia (The) (d)	8.00%	01/27/84	20,351,528
9,600,000	Bank of Nova Scotia (The) (d)	7.35%	04/27/85	9,628,022
1,300,000	Barclays PLC (d) (i)	4.38%	(c)	1,191,202
34,000,000	Barclays PLC (a) (d) (i)	8.00%	(c)	35,517,012
8,700,000	Barclays PLC (a) (d) (i)	9.63%	(c)	9,707,521
8,550,000	BBVA Bancomer S.A. (b) (d) (i) (j)	5.88%	09/13/34	8,095,296
9,900,000	BBVA Bancomer S.A. (d) (i) (j)	8.45%	06/29/38	10,247,480
12,800,000	BNP Paribas S.A. (d) (i) (j)	4.63%	(c)	11,045,894
3,000,000	BNP Paribas S.A. (d) (i) (j)	7.38%	(c)	3,011,838
17,710,000	BNP Paribas S.A. (a) (d) (i) (j)	7.75%	(c)	18,361,710
5,100,000	BNP Paribas S.A. (a) (d) (i) (j)	8.00%	(c)	5,351,491
23,200,000	BNP Paribas S.A. (a) (d) (i) (j)	8.50%	(c)	24,447,835
4,000,000	BNP Paribas S.A. (a) (d) (i) (j)	9.25%	(c)	4,293,280
6,000,000	Canadian Imperial Bank of Commerce (d)	6.95%	01/28/85	6,007,754
1,200,000	Citigroup, Inc., Series AA (a) (d)	7.63%	(c)	1,260,064
6,000,000	Citigroup, Inc., Series BB (a) (d)	7.20%	(c)	6,261,144
8,100,000	Citigroup, Inc., Series DD (a) (d)	7.00%	(c)	8,460,499
21,800,000	Citigroup, Inc., Series Z (a) (d)	7.38%	(c)	22,679,674
4,000,000	CoBank ACB (a) (d)	7.25%	(c)	4,092,144
12,651,000	CoBank ACB, Series I (a) (d)	6.25%	(c)	12,683,096
6,895,000	CoBank ACB, Series K (a) (d)	6.45%	(c)	6,942,086
5,800,000	Commerzbank AG (d) (i) (k)	7.50%	(c)	5,829,000
23,500,000	Credit Agricole S.A. (d) (i) (j)	6.70%	(c)	22,716,501
2,000,000	Farm Credit Bank of Texas (a) (d)	7.75%	(c)	2,077,600
3,450,000	Farm Credit Bank of Texas, Series 3 (b) (d) (j)	6.20%	(c)	3,420,675
10,000,000	HSBC Holdings PLC (a) (d) (i)	6.88%	(c)	10,066,746

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$15,000,000	HSBC Holdings PLC (a) (d) (i)	6.95%	(c)	$15,062,685
25,100,000	HSBC Holdings PLC (a) (d) (i)	8.00%	(c)	26,478,818
6,360,000	ING Groep N.V. (d) (i) (k)	7.25%	(c)	6,445,739
9,815,000	ING Groep N.V. (a) (d) (i) (k)	7.50%	(c)	10,100,371
7,085,000	ING Groep N.V. (a) (d) (i) (k)	8.00%	(c)	7,454,837
30,600,000	JPMorgan Chase & Co., Series NN (a) (d)	6.88%	(c)	32,018,861
2,875,000	JPMorgan Chase & Co., Series OO (d)	6.50%	(c)	2,914,069
24,067,000	Lloyds Banking Group PLC (a) (d) (i)	8.00%	(c)	25,286,282
11,765,000	NatWest Group PLC (a) (d) (i)	8.13%	(c)	12,534,078
9,934,000	PNC Financial Services Group (The), Inc., Series U (a) (d)	6.00%	(c)	9,966,772
8,636,000	PNC Financial Services Group (The), Inc., Series V (a) (d)	6.20%	(c)	8,732,240
14,390,000	PNC Financial Services Group (The), Inc., Series W (a) (d)	6.25%	(c)	14,489,996
16,000,000	Royal Bank of Canada (a) (d)	7.50%	05/02/84	16,604,992
9,800,000	Royal Bank of Canada (a) (d)	6.35%	11/24/84	9,397,116
20,300,000	Societe Generale S.A. (a) (d) (i) (j)	9.38%	(c)	21,366,846
8,000,000	Societe Generale S.A. (a) (d) (i) (j)	10.00%	(c)	8,733,144
65,000	Standard Chartered PLC (d) (k)	7.01%	(c)	68,612
8,500,000	Standard Chartered PLC (a) (d) (i) (j)	7.88%	(c)	8,792,000
5,660,000	Sumitomo Mitsui Financial Group, Inc. (a) (d) (i)	6.60%	(c)	5,730,812
1,000,000	Swedbank AB (d) (i) (k)	7.63%	(c)	1,036,485
7,400,000	Swedbank AB (d) (i) (k)	7.75%	(c)	7,673,141
19,960,000	Toronto-Dominion Bank (The) (b) (d)	8.13%	10/31/82	20,905,385
1,200,000	Toronto-Dominion Bank (The) (d)	7.25%	07/31/84	1,216,126
17,277,000	Wells Fargo & Co. (a) (d)	6.85%	(c)	17,783,976
13,000,000	Wells Fargo & Co. (a) (d)	7.63%	(c)	13,861,185
				763,946,649
	Capital Markets – 8.4%
9,300,000	Ares Finance Co. III LLC (a) (b) (d) (j)	4.13%	06/30/51	8,942,384
2,140,000	Charles Schwab (The) Corp., Series H (a) (d)	4.00%	(c)	1,901,981
2,200,000	Charles Schwab (The) Corp., Series K (a) (d)	5.00%	(c)	2,165,527
28,250,000	Credit Suisse Group AG, Claim (l) (m)			2,542,500
6,400,000	Credit Suisse Group AG, Claim (l) (m)			576,000
15,730,000	Credit Suisse Group AG, Claim (l) (m)			1,415,700
19,220,000	Credit Suisse Group AG, Claim (l) (m)			1,729,800
20,500,000	Deutsche Bank AG, Series 2020 (a) (d) (i)	6.00%	(c)	20,408,289
4,800,000	Goldman Sachs Group (The), Inc. (a) (d)	6.85%	(c)	4,855,870
4,002,000	Goldman Sachs Group (The), Inc., Series W (a) (d)	7.50%	(c)	4,231,999
21,424,000	Goldman Sachs Group (The), Inc., Series X (a) (d)	7.50%	(c)	22,486,116
9,900,000	Goldman Sachs Group (The), Inc., Series Y (a) (d)	6.13%	(c)	9,694,681
8,064,000	State Street Corp., Series I (a) (d)	6.70%	(c)	8,242,198
10,130,000	State Street Corp., Series J (a) (d)	6.70%	(c)	10,359,961
				99,553,006
	Electric Utilities – 6.3%
11,170,000	American Electric Power Co., Inc. (a) (b) (d)	6.95%	12/15/54	11,430,596
2,020,000	American Electric Power Co., Inc. (b) (d)	7.05%	12/15/54	2,075,889
7,950,000	American Electric Power Co., Inc. (a) (b) (d)	3.88%	02/15/62	7,563,300
7,600,000	Duke Energy Corp. (b) (d)	6.45%	09/01/54	7,642,340
6,976,000	Emera, Inc., Series 16-A (b) (d)	6.75%	06/15/76	7,066,520
13,000,000	Entergy Corp. (a) (d)	7.13%	12/01/54	13,285,935
7,140,000	EUSHI Finance, Inc. (a) (d)	7.63%	12/15/54	7,462,819
13,465,000	NextEra Energy Capital Holdings, Inc. (a) (d)	6.75%	06/15/54	13,807,671
2,918,000	PG&E Corp. (a) (d)	7.38%	03/15/55	2,842,423

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Electric Utilities (Continued)
$976,000	Southern (The) Co., Series 21-A (d)	3.75%	09/15/51	$948,981
				74,126,474
	Financial Services – 3.5%
15,000,000	American AgCredit Corp. (a) (d) (j)	5.25%	(c)	14,660,084
9,350,000	Capital Farm Credit ACA, Series 1 (a) (d) (j)	5.00%	(c)	9,209,750
3,800,000	Compeer Financial ACA (a) (d) (j)	4.88%	(c)	3,705,002
13,150,000	Corebridge Financial, Inc. (a) (b) (d)	6.88%	12/15/52	13,526,968
				41,101,804
	Food Products – 4.5%
6,000,000	Dairy Farmers of America, Inc. (a) (f)	7.13%	(c)	5,790,000
7,329,000	Land O’Lakes Capital Trust I (a) (b) (f)	7.45%	03/15/28	7,299,071
10,000,000	Land O’Lakes, Inc. (a) (b) (j)	7.25%	(c)	8,380,152
33,000,000	Land O’Lakes, Inc. (a) (j)	8.00%	(c)	31,074,120
				52,543,343
	Gas Utilities – 0.6%
6,820,000	AltaGas Ltd. (b) (d) (j)	7.20%	10/15/54	6,869,806
	Independent Power & Renewable Electricity Producers – 1.2%
3,900,000	AES (The) Corp. (a) (d)	6.95%	07/15/55	3,820,681
10,200,000	AES (The) Corp. (a) (d)	7.60%	01/15/55	10,409,723
				14,230,404
	Insurance – 13.8%
3,000,000	Aegon Ltd. (b) (d)	5.50%	04/11/48	2,976,843
17,585,000	Assurant, Inc. (a) (b) (d)	7.00%	03/27/48	17,900,414
5,150,000	Assured Guaranty Municipal Holdings, Inc. (b) (d) (j)	6.40%	12/15/66	4,762,248
11,232,000	AXIS Specialty Finance LLC (a) (b) (d)	4.90%	01/15/40	10,513,743
4,000,000	CNP Assurances SACA (d) (i) (k)	4.88%	(c)	3,546,380
6,834,000	Enstar Finance LLC (b) (d)	5.50%	01/15/42	6,597,421
15,300,000	Fortegra Financial Corp. (a) (b) (d) (f)	8.50%	10/15/57	15,070,500
22,122,000	Global Atlantic Fin Co. (a) (b) (d) (j)	4.70%	10/15/51	21,355,466
8,499,000	Global Atlantic Fin Co. (a) (b) (d) (j)	7.95%	10/15/54	8,910,165
29,237,000	Hartford Financial Services Group (The), Inc., 3 Mo. CME Term SOFR + CSA + 2.13% (a) (b) (e) (j)	6.91%	02/12/47	27,273,873
8,183,000	Kuvare US Holdings, Inc. (a) (d) (j)	7.00%	02/17/51	8,213,693
9,500,000	Lancashire Holdings Ltd. (a) (d) (k)	5.63%	09/18/41	8,823,125
11,204,000	Liberty Mutual Group, Inc. (a) (b) (d) (j)	4.13%	12/15/51	10,722,272
2,465,000	Liberty Mutual Group, Inc. (j)	4.30%	02/01/61	1,551,121
2,500,000	Lincoln National Corp., Series C (d)	9.25%	(c)	2,707,300
2,442,000	Nationwide Financial Services Capital Trust (b) (m)	7.90%	03/01/37	2,710,620
2,910,000	Nationwide Financial Services, Inc. (a) (b)	6.75%	05/15/37	2,971,363
6,273,000	Prudential Financial, Inc. (b) (d)	6.00%	09/01/52	6,260,243
				162,866,790
	Multi-Utilities – 7.4%
18,948,000	Algonquin Power & Utilities Corp. (a) (b) (d)	4.75%	01/18/82	18,097,187
5,000,000	CenterPoint Energy, Inc., Series A (a) (d)	7.00%	02/15/55	5,112,515
450,000	CenterPoint Energy, Inc., Series B (d)	6.85%	02/15/55	457,538
10,000,000	Dominion Energy, Inc. (a) (d)	6.63%	05/15/55	10,123,460
9,200,000	Dominion Energy, Inc., Series A (a) (d)	6.88%	02/01/55	9,594,251
5,100,000	Dominion Energy, Inc., Series B (b) (d)	7.00%	06/01/54	5,407,056
7,000,000	NiSource, Inc. (a) (d)	6.38%	03/31/55	6,962,844

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Multi-Utilities (Continued)
$18,414,000	Sempra (a) (b) (d)	4.13%	04/01/52	$17,499,572
10,215,000	Sempra (a) (d)	6.40%	10/01/54	9,864,938
4,168,000	Sempra (a) (b) (d)	6.88%	10/01/54	4,169,707
				87,289,068
	Oil, Gas & Consumable Fuels – 11.1%
27,810,000	Enbridge, Inc. (a) (b) (d)	6.25%	03/01/78	27,527,553
2,500,000	Enbridge, Inc. (a) (d)	7.63%	01/15/83	2,626,398
10,200,000	Enbridge, Inc. (a) (d)	8.50%	01/15/84	11,320,456
15,150,000	Enbridge, Inc., Series 20-A (a) (d)	5.75%	07/15/80	14,761,799
2,543,000	Energy Transfer, L.P., Series B (a) (d)	6.63%	(c)	2,509,745
20,255,000	Energy Transfer, L.P., Series G (a) (d)	7.13%	(c)	20,592,266
6,028,000	Energy Transfer, L.P., Series H (a) (d)	6.50%	(c)	6,039,833
21,650,000	Transcanada Trust (a) (b) (d)	5.50%	09/15/79	20,825,795
6,450,000	Transcanada Trust (a) (b) (d)	5.60%	03/07/82	6,135,822
17,682,000	Venture Global LNG, Inc. (a) (d) (j)	9.00%	(c)	18,437,163
				130,776,830
	Retail REITs – 0.5%
6,450,000	Scentre Group Trust 2 (a) (b) (d) (j)	5.13%	09/24/80	6,295,693
	Trading Companies & Distributors – 0.7%
8,346,000	Air Lease Corp., Series D (a) (d)	6.00%	(c)	8,187,550
	Total Capital Preferred Securities			1,447,787,417
	(Cost $1,471,112,008)

Shares	Description	Value
EXCHANGE-TRADED FUNDS – 1.4%
	Capital Markets – 1.4%
1,450,448	Invesco Preferred ETF	16,752,674
	(Cost $16,577,971)
	Total Investments – 151.9%	1,790,808,767
	(Cost $1,843,275,215)
REVERSE REPURCHASE AGREEMENT – (8.5)%
$(100,000,000)	Scotia Bank, due 4/23/25, 1 month CME Term SOFR + CSA + 65bps	(100,000,000)
	Outstanding Loan – (45.0)%	(529,850,000)
	Net Other Assets and Liabilities – 1.6%	17,637,624
	Net Assets – 100.0%	$1,178,596,391

(a)	All or a portion of this security serves as collateral on the outstanding loan. At January 31, 2025, the segregated value of these securities amounts to $940,938,448.
(b)
This security or a portion of this security is segregated as collateral for reverse repurchase agreements. All of these securities are corporate bonds. The remaining contractual maturity of the agreement is between 30-90 days. At January 31, 2025, securities noted as such are valued at $209,579,897.

(c)	Perpetual maturity.
(d)	Fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2025. At a predetermined date, the fixed rate will change to a variable rate.
(e)	Floating or variable rate security.
(f)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Restricted Securities table).

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
(g)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Fund’s Board of
Trustees, and in accordance with the provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
January 31, 2025, securities noted as such are valued at $12,720,000 or 1.1% of net assets.

(h)	This security’s value was determined using significant unobservable inputs. (see Valuation Inputs section).
(i)
This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At January 31, 2025, securities noted as such amounted to $450,154,946 or 24.9% of managed assets. Of these securities, 11.1% originated in emerging markets, and 88.9% originated in foreign markets.

(j)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by Stonebridge
Advisors LLC (the “Sub-Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment.
At January 31, 2025, securities noted as such amounted to $369,927,049 or 31.4% of net assets.

(k)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(l)	Claim pending with the administrative court of Switzerland.
(m)	Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be illiquid by the Sub-Advisor.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate

Country Allocation	% of Total Investments
United States	57.2%
Canada	14.8
United Kingdom	8.1
France	6.9
Spain	3.8
Mexico	2.5
Bermuda	2.1
Germany	1.5
Netherlands	1.3
Sweden	0.5
Australia	0.4
Switzerland	0.3
Japan	0.3
Chile	0.3
Total	100.0%

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows:
ASSETS TABLE
	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Insurance	$96,275,592	$86,091,014	$10,184,578	$—
Other Industry Categories*	173,049,493	173,049,493	—	—
$1,000 Par Preferred Securities*	44,223,591	44,223,591	—	—
$1,000,000 Par Preferred Securities*	12,720,000	—	—	12,720,000
Capital Preferred Securities*	1,447,787,417	—	1,447,787,417	—
Exchange-Traded Funds*	16,752,674	16,752,674	—	—
Total Investments	$1,790,808,767	$320,116,772	$1,457,971,995	$12,720,000

LIABILITIES TABLE
	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Reverse Repurchase Agreement	$(100,000,000)	$—	$(100,000,000)	$—

*	See Portfolio of Investments for industry breakout.
Level 3 Investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable and non-quantitative inputs.

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
The following table presents the activity of the Fund’s investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.
Beginning Balance at October 31, 2024
$1,000,000 Par Preferred Securities	$12,600,000
Net Realized Gain (Loss)	—
Net Change in Unrealized Appreciation/Depreciation	120,000
Purchases	—
Sales	—
Transfers In	—
Transfers Out	—
Ending Balance at January 31, 2025
$1,000,000 Par Preferred Securities	12,720,000
Total Level 3 holdings	$12,720,000

There was a net change of $120,000 in unrealized appreciation (depreciation) from Level 3 investments held as of January 31, 2025.

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)

Restricted Securities
As of January 31, 2025, the Fund held restricted securities as shown in the following table that the Sub-Advisor deemed illiquid, pursuant to procedures adopted by the Fund’s Board of Trustees.
Security	Acquisition Date	Par Amount/Shares	Current Price	Carrying Cost	Value	% of Net Assets
Dairy Farmers of America, Inc., 7.13%	9/15/16	$6,000,000	$96.50	$6,000,000	$5,790,000	0.49%
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17 - 3/12/18	$15,300,000	98.50	15,344,227	15,070,500	1.28
FT Real Estate Securities Co., Inc., 9.50%	6/15/16	12	1,060,000.00	15,990,000	12,720,000	1.08
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	3/20/15 - 2/25/19	$7,329,000	99.59	7,546,310	7,299,071	0.62
				$44,880,537	$40,879,571	3.47%